UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor

c/o Causeway Capital Management LLC

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington DE, 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30, 2019

Date of reporting period: March 31, 2019

Item 1.	Reports to Stockholders.

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

LETTER TO SHAREHOLDERS

For the six months ended March 31, 2019, Causeway International Small Cap Fund’s (the “Fund’s”) Institutional Class returned -7.22% and Investor Class returned -7.30% compared to the MSCI ACWI ex USA Small Cap Index (Gross) (“Index”) return of -5.51%. Since the Fund’s inception on October 20, 2014, its average annual total returns are 6.30% for the Institutional Class and 6.09% for the Investor Class compared to the Index’s average annual total return of 6.04%. As of March 31, 2019, the Fund had net assets of $62.4 million.

Performance Review

Heightened geopolitical tensions and concerns of a broader slowdown in global economic growth pressured equity markets in the fourth quarter of 2018. Signs of a broad slowdown in global economic growth appeared, likely resulting from global trade tensions, a decelerating Chinese economy and lingering concerns over the UK’s future relationship with the European Union. In the face of some weakening global growth data, the US Federal Reserve (“Fed”) signaled it will be patient with any future interest rate hikes in 2019. Additional commentary from some Fed officials regarding a more flexible approach to inflation also appeared to allay market concerns about further tightening measures. The Fed may allow inflation to run above the target temporarily so that annualized inflation averages 2% over time, rather than tightening liquidity. These recent statements from Fed officials suggest that this more dovish stance may continue. Economic growth in China slowed considerably over the course of 2018, with China’s imports rising 3% from a year earlier in November, well below market expectations of 14.5% and following 21.4% growth in October. Additionally, growth in the money supply has decelerated following the crackdown on the country’s shadow banking sector. Chinese authorities confirmed that further monetary and fiscal stimulus measures will be enacted in 2019 to support the economy. While there was some progress made on the US-China trade negotiations in early 2019, the underlying tension from competition in key industries like technology makes a longer-term resolution uncertain. The trade dispute may have dampened business investment in recent months. The fading benefits of the US corporate tax cut plus rising wage costs in several industries are likely reducing US profit margins. The weakness in the global economy was most pronounced in the manufacturing and export sectors. Strong performance from the Eurozone’s service providers offset some of the ongoing lackluster conditions in the manufacturing sector. The European Central Bank has indicated that it will not raise interest rates until at least next year as a result of the fading global growth outlook. In the UK, a strong labor market has bolstered the economy despite weak consumer confidence and business investment due to Brexit uncertainty. The UK Parliament, overall, has indicated that it prefers a softer Brexit, but remains gridlocked on implementation. The best performing markets in our investable universe in the six month period included Brazil, the Philippines, India, the Czech Republic, and Greece. The biggest laggards included Peru, Pakistan, Norway, France, and the United Arab Emirates. The best performing sectors in the Index were utilities, real estate, and communication services, while energy, industrials, and financials were the worst performing Index sectors.

To evaluate stocks in our investable universe, our multi-factor quantitative model examines four bottom-up factor categories — valuation, earnings growth, technical indicators, and quality — and two top-down factor categories — macroeconomic and country aggregate. Our valuation and financial strength factors posted positive returns during the period. Our technical factor provided the weakest predictive power during the period, followed by our earnings

2	Causeway International Small Cap Fund

growth factor. Our macroeconomic factors posted positive returns as countries with superior macroeconomic characteristics outperformed those exhibiting relatively weaker metrics. Returns to our country aggregate factors were negative. From a sector perspective, holdings in the industrials, energy, and real estate sectors detracted the most from relative performance versus the Index, while holdings in the information technology, consumer discretionary, and health care sectors were the largest relative contributors. The top detractors from performance included crude oil refiner, Cosmo Energy Holdings Co., Ltd. (Japan), construction company, Implenia AG (Switzerland), pulp & paper producer, Canfor Pulp Products (Canada), geotechnical solutions provider, Keller Group Plc (United Kingdom), and integrated oil refiner & producer, Esso Thailand Public Co. Ltd. (Thailand). The top individual contributors were electronics manufacturer, Radiant Opto-Electronics Corp. (Taiwan), property developer, Yuexiu Property Co., Ltd. (China), steel & iron distribution company, EVRAZ Plc (United Kingdom), apparel retailer, Adastria Co., Ltd. (Japan), and lithium battery producer, Simplo Technology Co., Ltd. (Taiwan).

Significant Portfolio Changes

Our bottom-up quantitative security selection model guides the Fund’s exposure to industry groups and countries. As of March 31, 2019, the Fund’s largest overweight positions relative to the Index by industry group were the insurance, energy, and consumer durables & apparel industry groups, while the Fund’s largest relative underweight positions were the commercial & professional services, software & services, and diversified financials industry groups. From a country perspective, the largest country overweight positions relative to the Index were Taiwan, Norway, and Sweden, while the largest active country underweight positions were Japan, Germany, and Switzerland.

Significant purchases in the first half of the fiscal year included purchases of the following new securities: apparel manufacturer, Makalot Industrial Co., Ltd. (Taiwan), apparel retailer, Adastria Co., Ltd. (Japan), social networking service, mixi, Inc. (Japan), industrial materials holding company, Hyosung Corp. (South Korea), and communications electronics manufacturer, Accton Technology Corp. (Taiwan). The largest sales during the period included the following full exits from the Fund: semiconductor manufacturer, Shinko Electric Industries Co., Ltd. (Japan), trading operations company, Sojitz Corp. (Japan), latex glove producer, Supermax Corp. Bhd. (Malaysia), and sales financing company, FlexiGroup Ltd. (Australia), along with reduced exposure to real estate investment trust, Concentradora Fibra Danhos SA de CV (Mexico).

Investment Outlook

Though we analyze many different stock selection factors in our alpha model, value factors receive the largest weight on average. Despite value’s recent outperformance, at the end of February, the MSCI ACWI ex USA Small Cap Growth Index traded at a 17.6x forward price-to-earnings multiple compared to 11.9x for the MSCI ACWI ex USA Small Cap Value Index. This 48% premium is well above the 27% average premium over the last 15 years. Given the valuations of growth stocks, which we believe are stretched, we feel comfortable with our meaningful active exposure to value factors.

The overall outlook for smaller cap equities remains favorable in our view. Smaller cap equities are currently exhibiting a higher long-term earnings-per-share growth trend than larger cap equities. Additionally, international

Causeway International Small Cap Fund	3

smaller cap equities have exhibited greater valuation dispersion than larger cap equities on both a forward earnings yield basis and a price-to-book value basis, indicating more information content in valuation ratios for these equities. This characteristic has allowed us to construct a portfolio with lower valuation ratios relative to the Index without, in our view, compromising quality.

We continue to observe a number of intriguing features in the smaller cap landscape. We believe the intersection of international equities and smaller cap companies creates a recipe for inefficiency. Additionally, international smaller cap stocks are an underappreciated asset class that we believe can offer meaningful diversification benefits with the potential to reduce portfolio volatility. Finally, smaller cap stocks are typically less exposed to the potential risk of rising barriers to trade, given their home country revenue exposure. In spite of the potential benefits, we believe many investors may be underallocated to the asset class despite its meaningful growth and diversification prospects. Causeway’s international small cap strategy combines the flexibility and breadth of quantitative analysis with our global industry knowledge, which we believe will benefit long-term investors.

We thank you for your continued confidence in Causeway International Small Cap Fund.

March 31, 2019

Arjun Jayaraman	MacDuff Kuhnert	Joseph Gubler
Portfolio Manager	Portfolio Manager	Portfolio Manager

The above commentary expresses the portfolio managers’ views as of the date shown and should not be relied upon by the reader as research or investment advice. These views are subject to change. There is no guarantee that any forecasts made will come to pass.

Holdings are subject to change. Current and future holdings are subject to risk. Securities mentioned do not make up the entire portfolio and, in the aggregate, may represent a small percentage of the portfolio.

Investing involves risk including loss of principal. In addition to the normal risks associated with investing, international investments may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations. Emerging markets involve heightened risks related to the same factors as well as increased volatility and lower trading volume. Investments in smaller companies involve additional risks and typically exhibit higher volatility. Diversification does not prevent all investment losses. Forward Earnings Yield is the projected earnings yield for the current fiscal year.

Alpha – Excess returns relative to the Fund’s benchmark.

4	Causeway International Small Cap Fund

March 31, 2019
	One Year Return	3 Year Return	Annualized Inception to Date*
Institutional Class	-13.04%	7.38%	6.30%
Investor Class	-13.19%	7.16%	6.09%
MSCI ACWI ex USA Small Cap Index (Gross)	-9.13%	7.41%	6.04%

*	Inception is October 20, 2014.

The performance data represents past performance and is not an indication of future results. Investment return and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth less than their original cost and current performance may be higher or lower than the performance quoted. For performance data current to the most recent month end, please call 1-866-947-7000 or visit www.causewayfunds.com. Investment performance reflects contractual fee waivers in effect during certain periods. In the absence of such fee waivers, total return would be reduced. The contractual expense limits are in effect until January 31, 2020. Total returns assume reinvestment of dividends and capital gains distributions at net asset value when paid. Investor Class shares pay a shareholder service fee of up to 0.25% per annum of average daily net assets. Institutional Class shares pay no shareholder service fee. Pursuant to the current January 25, 2019 prospectus, the Fund’s annualized gross ratios of expenses in relation to average net assets were 1.99% and 2.26% for the Institutional Class and Investor Class, respectively, and the Fund’s annualized ratios of expenses in relation to net assets after fee waivers and reimbursements were 1.17% and 1.42% for the Institutional Class and Investor Class, respectively. The Fund currently imposes a 2% redemption fee on the value of shares redeemed less than 60 days after purchase. If your account incurred a redemption fee, your performance will be lower than the performance shown here. The redemption fee is expected to be removed, effective October 1, 2019. For more information, please see the prospectus.

The MSCI ACWI ex USA Small Cap Index (Gross) is a free float-adjusted market capitalization weighted index, designed to measure the equity market performance of smaller capital stocks in developed and emerging markets, excluding the US market, consisting of 46 country indices. The index covers approximately 14% of the free float adjusted market capitalization in each country. The Index is gross of withholding taxes, assumes reinvestment of dividends and capital gains, and does not reflect the payment of transaction costs, fees and expenses associated with an investment in the Fund. It is not possible to invest directly in an index. There are special risks in foreign investing (please see Note 5 in the Notes to Financial Statements).

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations, and is not liable whatsoever for any data in this report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

Causeway International Small Cap Fund	5

SCHEDULE OF INVESTMENTS (000)*

March 31, 2019 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

COMMON STOCK

Australia — 6.8%

Appen Ltd.	24,134	$384

Australian Pharmaceutical Industries Ltd.	902,290	972

Beach Energy Ltd.	203,870	297

Breville Group Ltd.	13,278	154

Charter Hall Group[1]	33,327	243

CSR Ltd.	80,847	191

Downer EDI Ltd.	37,539	205

Inghams Group Ltd.	95,673	297

New Hope Corp. Ltd.	134,176	288

Sandfire Resources NL	151,876	746

Whitehaven Coal Ltd.	167,326	483

		4,260

Belgium — 0.3%

AGFA-Gevaert NV2	40,068	167

Brazil — 1.1%

QGEP Participacoes S.A.	58,800	232

Transmissora Alianca de Energia Eletrica S.A.	77,000	488

		720

Canada — 4.8%

AGF Management Ltd., Class B	185,758	752

Artis Real Estate Investment Trust[1]	19,363	161

Canfor Pulp Products Inc.	55,242	615

Cominar Real Estate Investment Trust[1]	17,064	151

Dream Global Real Estate Investment Trust[1]	46,900	497

Just Energy Group Inc.	81,613	277

Medical Facilities Corp.	25,378	335

Transcontinental Inc., Class A	17,176	215

		3,003

The accompanying notes are an integral part of the financial statements.

6	Causeway International Small Cap Fund

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2019 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

Chile — 0.2%

AES Gener S.A.	566,458	$152

China — 4.2%

Aoyuan Healthy Life Group Co. Ltd.[2]	3,000	2

China South City Holdings Ltd.	1,212,000	195

Huaxin Cement Co. Ltd., Class B	495,300	1,004

Lao Feng Xiang Co. Ltd., Class B	63,176	221

Poly Property Group Co. Ltd.	419,000	163

Yuexiu Property Co. Ltd.	4,404,000	1,062

		2,647

Denmark — 2.1%

GN Store Nord A	5,170	240

Royal Unibrew A	14,499	1,071

		1,311

France — 1.0%

Air France-KLM[2]	12,932	145

Gaztransport Et Technigaz S.A.	2,988	272

Neopost SA	7,638	183

		600

Germany — 1.6%

Deutsche Pfandbriefbank AG	23,265	285

Salzgitter AG	5,408	157

Wuestenrot & Wuerttembergische AG	27,897	536

		978

Greece — 0.6%

Motor Oil Hellas Corinth Refineries SA	16,974	394

Hong Kong — 0.8%

China Aoyuan Group Ltd.	255,000	308

SmarTone Telecommunications Holdings Ltd.	151,000	164

		472

The accompanying notes are an integral part of the financial statements.

Causeway International Small Cap Fund	7

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2019 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

Indonesia — 0.9%

Bukit Asam	560,100	$166

Indo Tambangraya Megah Tbk PT	240,800	405

		571

Italy — 2.3%

Immobiliare Grande Distribuzione SIIQ SpA[1]	68,525	495

Unipol Gruppo SpA	190,234	949

		1,444

Japan — 17.2%

Adastria Co Ltd.	42,200	937

Akatsuki Inc.	3,400	196

Cosmo Energy Holdings Co. Ltd.	20,300	408

Daiho Corp.	6,800	199

EDION Corp.	22,900	200

Geo Holdings Corp.	12,000	167

Haseko Corp.	100,700	1,269

JVC Kenwood Corp.	177,700	431

Kanamoto Co. Ltd.	6,200	154

Kumagai Gumi Co. Ltd.	15,000	470

Kyowa Exeo Corp.	14,200	393

Makino Milling Machine Co. Ltd.	3,700	153

Mixi Inc.	31,800	736

NET One Systems Co. Ltd.	21,600	546

Nippon Carbon Co. Ltd.	4,400	196

Nishimatsu Construction Co. Ltd.	7,400	164

Ship Healthcare Holdings Inc.	14,200	584

Showa Corp.	36,600	468

Sumitomo Forestry Co. Ltd.	12,600	176

Taiyo Yuden Co. Ltd.	36,100	714

Takeuchi Manufacturing Co. Ltd.	28,900	511

Toei Animation Co. Ltd.	4,600	227

Toho Holdings Co. Ltd.	6,800	170

The accompanying notes are an integral part of the financial statements.

8	Causeway International Small Cap Fund

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2019 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

Japan — (continued)

Towa Pharmaceutical Co. Ltd.	22,800	$601

Unipres Corp.	11,900	187

Valor Co. Ltd.	12,600	306

Yuasa Trading Co. Ltd.	6,200	175

		10,738

Malaysia — 0.3%

George Kent Malaysia BHD	635,200	178

Mexico — 2.3%

Concentradora Fibra Danhos S.A. de CV1	325,300	466

Macquarie Mexico Real Estate Management SA de CV1,2	861,100	940

		1,406

Netherlands — 2.4%

ASR Nederland NV	26,898	1,121

Koninklijke Volkerwessels NV	19,845	409

		1,530

Norway — 5.6%

Aker ASA, Class A	1,977	151

Austevoll Seafood ASA	17,156	203

DNO ASA	76,690	170

Grieg Seafood ASA	60,141	730

Salmar ASA	9,296	447

SpareBank 1 Nord Norge	72,061	533

SpareBank 1 SMN	57,941	587

Storebrand ASA	83,884	653

		3,474

Portugal — 0.3%

Altri SGPS S.A.	20,755	163

Singapore — 1.7%

Yanlord Land Group Ltd.	1,033,000	1,039

The accompanying notes are an integral part of the financial statements.

Causeway International Small Cap Fund	9

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2019 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

South Africa — 1.2%

African Rainbow Minerals Ltd.	37,590	$442

Astral Foods Ltd.	17,053	198

Harmony Gold Mining Co. Ltd.[2]	51,322	97

		737

South Korea — 4.6%

HDC Holdings Co. Ltd.	27,142	454

Hyosung Corp.	11,196	746

JB Financial Group Co. Ltd.	80,523	396

LF Corp.	8,941	197

Meritz Securities Co. Ltd.	95,325	411

Partron Co. Ltd.	24,664	289

SFA Engineering Corp.	9,663	370

		2,863

Spain — 0.2%

Ence Energia y Celulosa S.A.	22,258	124

Sweden — 6.2%

Axfood AB	20,815	387

Betsson AB2	22,509	171

Bilia AB, Class A	52,844	451

Dios Fastigheter AB	21,063	173

Hemfosa Fastigheter AB	62,049	545

Nobina AB	124,206	801

Nyfosa AB2	62,049	372

Peab AB	64,534	558

SSAB AB, Class B	67,833	207

Wihlborgs Fastigheter AB	14,657	200

		3,865

The accompanying notes are an integral part of the financial statements.

10	Causeway International Small Cap Fund

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2019 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

Switzerland — 0.9%

Implenia AG	11,698	$349

Sunrise Communications Group AG2	2,703	199

		548

Taiwan — 9.1%

Accton Technology Corp.	164,000	665

Chlitina Holding Ltd.	32,000	307

Coretronic Corp.	649,000	1,023

Makalot Industrial Co. Ltd.	162,000	1,137

Radiant Opto-Electronics Corp.	353,000	1,131

Simplo Technology Co. Ltd.	96,000	849

Unimicron Technology Corp.	408,000	393

Walsin Lihwa Corp.	275,000	158

		5,663

Thailand — 1.0%

Esso Thailand PCL	1,734,000	601

Turkey — 1.1%

Soda Sanayii AS	228,968	308

Tekfen Holding AS	98,798	401

		709

United Kingdom — 12.9%

Bellway PLC	4,638	184

C&C Group PLC	251,563	899

Cineworld Group PLC	80,452	307

Evraz PLC	158,388	1,282

Firstgroup PLC[2]	147,808	175

Go-Ahead Group PLC	7,805	199

Greggs PLC	20,998	503

Hikma Pharmaceuticals PLC	25,847	604

Intermediate Capital Group PLC	21,184	294

Intu Properties PLC[1]	240,226	334

The accompanying notes are an integral part of the financial statements.

Causeway International Small Cap Fund	11

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2019 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

United Kingdom — (continued)

Just Group PLC	179,256	$143

Keller Group PLC	37,467	301

Northgate PLC	161,544	787

Petrofac Ltd.	67,087	428

Phoenix Group Holdings PLC	63,179	558

Redrow PLC	25,165	197

Serco Group PLC[2]	129,928	217

Softcat PLC	19,804	214

Stagecoach Group PLC	103,020	206

Tate & Lyle PLC	23,814	225

		8,057

Total Common Stock

(Cost $59,309) — 93.7%		58,414

EXCHANGE TRADED FUNDS

iShares MSCI India Small-Capital ETF	4,800	194

VanEck Vectors India Small-Capital Index ETF	36,839	1,617

Vanguard FTSE All World ex-US Small-Capital ETF	600	62

Total Exchange Traded Funds

(Cost $1,882) — 3.0%		1,873

PREFERENCE STOCK

Brazil — 0.9%

Banco do Estado do Rio Grande do Sul‡	45,800	283

Randon Participacoes SA‡	117,900	293

Total Preference Stock

(Cost $565) — 0.9%		576

The accompanying notes are an integral part of the financial statements.

12	Causeway International Small Cap Fund

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2019 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

SHORT-TERM INVESTMENT

Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 2.340%**	1,055,845	$1,056

Total Short-Term Investment

(Cost $1,056) — 1.7%		1,056

Total Investments — 99.3%

(Cost $62,812)		61,919

Other Assets in Excess of Liabilities — 0.7%		444

Net Assets — 100.0%		$62,363

*	Except for share data.
**	The rate reported is the 7-day effective yield as of March 31, 2019.
‡	There is currently no rate available.
1	Real Estate Investment Trust.
2	Non-income producing security.

The table below sets forth information about the Level within the fair value hierarchy at which the Fund’s investments are measured at March 31, 2019:

Investments in Securities	Level 1	Level 2†	Level 3	Total
Common Stock
Australia	$—	$4,260	$—	$4,260
Belgium	—	167	—	167
Brazil	720	—	—	720
Canada	3,003	—	—	3,003
Chile	152	—	—	152
China	2	2,645	—	2,647
Denmark	—	1,311	—	1,311
France	—	600	—	600
Germany	536	442	—	978
Greece	394	—	—	394
Hong Kong	—	472	—	472
Indonesia	—	571	—	571
Italy	495	949	—	1,444
Japan	—	10,738	—	10,738
Malaysia	—	178	—	178

The accompanying notes are an integral part of the financial statements.

Causeway International Small Cap Fund	13

SCHEDULE OF INVESTMENTS (000) (concluded)

March 31, 2019 (Unaudited)

Investments in Securities	Level 1	Level 2†	Level 3	Total
Mexico	$1,406	$—	$—	$1,406
Netherlands	—	1,530	—	1,530
Norway	—	3,474	—	3,474
Portugal	—	163	—	163
Singapore	—	1,039	—	1,039
South Africa	198	539	—	737
South Korea	—	2,863	—	2,863
Spain	—	124	—	124
Sweden	372	3,493	—	3,865
Switzerland	—	548	—	548
Taiwan	—	5,663	—	5,663
Thailand	—	601	—	601
Turkey	—	709	—	709
United Kingdom	2,267	5,790	—	8,057

Total Common Stock	9,545	48,869	—	58,414

Preference Stock
Brazil	576	—	—	576

Exchange Traded Funds	1,873	—	—	1,873

Short-Term Investment	1,056	—	—	1,056

Total Investments in Securities	$13,050	$48,869	$—	$61,919

†

Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market movements following the close of local trading, and/or due to “Foreign Line” securities using “Local Line” prices, or due to markets being closed.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Levels 1 and 2 occur when values are adjusted as discussed above. At March 31, 2019, securities with a value of $175, which represented 0.3% of the net assets of the Fund, transferred from Level 2 to Level 1 since the prior fiscal year end, primarily because certain markets that were closed and triggered fair valuation at the prior fiscal year end did not trigger fair valuation at the end of the period. At March 31, 2019, securities with a value of $31,456, which represented 50.4% of the net assets of the Fund, transferred from Level 1 to Level 2 since the prior fiscal year end, primarily due to significant market movements following the close of local trading that triggered the fair valuation of certain securities at the end of the period and did not trigger fair valuation at fiscal year end.

At March 31, 2019, there were no transfers into Level 3 investments in securities.

Amounts designated as “—” are $0.

For more information on valuation inputs, see Note 2 in Notes to the Financial Statements.

The accompanying notes are an integral part of the financial statements.

14	Causeway International Small Cap Fund

SECTOR DIVERSIFICATION

As of March 31, 2019, the sector diversification was as follows (Unaudited):

Causeway International Small Cap Fund	Common Stock	Preference Stock	% of Net Assets

Industrials	15.4%	0.5%	15.9%

Financials	12.2	0.4	12.6

Real Estate	11.8	0.0	11.8

Consumer Discretionary	11.3	0.0	11.3

Information Technology	10.8	0.0	10.8

Consumer Staples	8.1	0.0	8.1

Materials	6.9	0.0	6.9

Energy	6.7	0.0	6.7

Health Care	6.1	0.0	6.1

Communication Services	2.9	0.0	2.9

Utilities	1.5	0.0	1.5

Total	93.7	0.9	94.6

Exchange Traded Funds			3.0

Short-Term Investment			1.7

Other Assets in Excess of Liabilities			0.7

Net Assets			100.0%

The accompanying notes are an integral part of the financial statements.

Causeway International Small Cap Fund	15

STATEMENT OF ASSETS AND LIABILITIES (000)*

(Unaudited)

CAUSEWAY INTERNATIONAL SMALL CAP FUND

3/31/19
ASSETS:
Investments at Value (Cost $62,812)	$61,919
Foreign Currency (Cost $248)	248
Receivable for Dividends	289
Receivable for Tax Reclaims	52
Receivable for Fund Shares Sold	15
Prepaid Expenses	16

Total Assets	62,539

LIABILITIES:
Due to Custodian	63
Payable Due to Adviser	41
Payable Due to Administrator	2
Payable for Shareholder Service Fees — Investor Class	1
Payable for Trustees’ Fees	1
Other Accrued Expenses	68

Total Liabilities	176

Net Assets	$62,363

NET ASSETS:
Paid-in Capital (unlimited authorization — no par value)	$64,984
Total Distributable Loss	(2,621)

Net Assets	$62,363

Net Asset Value Per Share (based on net assets of $59,993,123 ÷ 5,383,788 shares) — Institutional Class	$11.14

Net Asset Value Per Share (based on net assets of $2,370,342 ÷ 212,559 shares) — Investor Class	$11.15

*	Except for Net Asset Value Per Share data.

The accompanying notes are an integral part of the financial statements.

16	Causeway International Small Cap Fund

STATEMENT OF OPERATIONS (000)

(Unaudited)

CAUSEWAY INTERNATIONAL SMALL CAP FUND

10/01/18 to 3/31/19
INVESTMENT INCOME:
Dividend Income (net of foreign taxes withheld of $77)	$748

Total Investment Income	748

EXPENSES:
Investment Advisory Fees	209
Custodian Fees	34
Transfer Agent Fees	30
Professional Fees	18
Registration Fees	17
Administration Fees	10
Printing Fees	9
Pricing Fees	6
Shareholder Service Fees — Investor Class	3
Trustees’ Fees	1
Line of Credit	1
Other Fees	1

Total Expenses	339

Waiver of Investment Advisory Fees	(96)

Total Waiver	(96)

Net Expenses	243

Net Investment Income	505

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net Realized Loss on Investments	(1,438)
Net Realized Loss from Foreign Currency Transactions	(14)
Net Change in Unrealized Depreciation on Investments	(806)
Net Change in Unrealized Depreciation on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	(2)

Net Realized and Unrealized Loss on Investments and Foreign Currency Transactions	(2,260)

Net Decrease in Net Assets Resulting from Operations	$(1,755)

The accompanying notes are an integral part of the financial statements.

Causeway International Small Cap Fund	17

STATEMENT OF CHANGES IN NET ASSETS (000)

	CAUSEWAY INTERNATIONAL SMALL CAP FUND

	10/01/18 to 3/31/19 (Unaudited)	10/01/17 to 9/30/18
OPERATIONS:
Net Investment Income	$505	$807
Net Realized Loss on Investments	(1,438)	(360)
Net Realized Loss from Foreign Currency Transactions	(14)	(13)
Net Change in Unrealized Depreciation on Investments	(806)	(2,222)
Net Change in Unrealized Depreciation on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	(2)	(1)

Net Decrease in Net Assets Resulting From Operations	(1,755)	(1,789)

DISTRIBUTIONS:(1)
Institutional Class	(946)	(908)
Investor Class	(64)	(87)

Total Distributions to Shareholders	(1,010)	(995)

Net Increase in Net Assets Derived from Capital Share Transactions(2)	27,247	28,534
Redemption Fees(3)	—	8

Total Increase in Net Assets	24,482	25,758

NET ASSETS:
Beginning of Period	37,881	12,123

End of Period(4)	$62,363	$37,881

(1)

Current presentation of distributions conform with Regulation S-X disclosure simplification. Prior year distributions have been consolidated to conform with Regulation S-X disclosure simplification (See Note 11).

(2)	See Note 7 in Notes to Financial Statements.
(3)	See Note 2 in Notes to Financial Statements.
(4)

Includes undistributed net investment income of $777, as of September 30, 2018. The Securities and Exchange Commission eliminated the requirement to disclose undistributed net investment income on November 5, 2018.

Amounts designated as “—” are $0 or are rounded to $0.

The accompanying notes are an integral part of the financial statements.

18	Causeway International Small Cap Fund

This page intentionally left blank.

FINANCIAL HIGHLIGHTS

For the Six Months Ended March 31, 2019 (Unaudited) and the Fiscal Years or Period Ended September 30,

For a Share Outstanding Throughout the Period or Fiscal Year

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)†	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Dividends from Net Investment Income ($)	Distributions from Capital Gains ($)	Total Dividends and Distributions ($)	Redemption Fees ($)
CAUSEWAY INTERNATIONAL SMALL CAP FUND
Institutional
2019(1)	12.39	0.13	(1.06)	(0.93)	(0.32)	—	(0.32)	—
2018	13.56	0.41	(0.48)	(0.07)	(0.38)	(0.72)	(1.10)	—	(3)
2017	10.91	0.26	2.68	2.94	(0.29)	—	(0.29)	—
2016	10.12	0.21	0.82	1.03	(0.24)	—	(0.24)	—
2015(1)(2)	10.00	0.23	(0.11)	0.12	—	—	—	—
Investor
2019(1)	12.38	0.10	(1.04)	(0.94)	(0.29)	—	(0.29)	—
2018	13.55	0.37	(0.50)	(0.13)	(0.36)	(0.72)	(1.08)	0.04
2017	10.90	0.26	2.65	2.91	(0.26)	—	(0.26)	—
2016	10.10	0.16	0.82	0.98	(0.21)	—	(0.21)	0.03
2015(1)(2)	10.00	0.23	(0.13)	0.10	—	—	—	—

†	Per share amounts calculated using average shares method.
(1)	All ratios for periods less than one year are annualized. Total returns and portfolio turnover rate are for the period indicated and have not been annualized.
(2)	Commenced operations on October 20, 2014.
(3)	Amount represents less than $0.01 per share (See Note 2 in the Notes to Financial Statements).

Amounts designated as “—” are $0 or round to $0.

The accompanying notes are an integral part of the financial statements.

20	Causeway International Small Cap Fund

Net Asset Value, End of Period ($)	Total Return (%)	Net Assets, End of Period ($000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Expenses to Average Net Assets (Excluding Waiver and Reimburse- ments) (%)	Ratio of Net Investment Income to Average Net Assets (%)	Portfolio Turnover Rate (%)

11.14	(7.22)	59,993	1.15	1.61	2.45	41
12.39	(0.84)	35,447	1.24	1.97	3.17	86
13.56	27.77	11,218	1.30	3.08	2.27	91
10.91	10.29	8,795	1.30	3.42	2.05	108
10.12	1.20	8,663	1.30	3.40	2.30	76

11.15	(7.30)	2,370	1.39	1.89	1.82	41
12.38	(1.00)	2,434	1.49	2.24	2.83	86
13.55	27.45	905	1.55	3.31	2.23	91
10.90	10.08	386	1.55	3.68	1.51	108
10.10	1.00	654	1.55	3.64	2.30	76

The accompanying notes are an integral part of the financial statements.

Causeway International Small Cap Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Organization

Causeway International Small Cap Fund (the “Fund”) is a series of Causeway Capital Management Trust (the “Trust”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and is a Delaware statutory trust that was established on August 10, 2001. The Fund began operations on October 20, 2014. The Fund is authorized to offer two classes of shares, the Institutional Class and the Investor Class. The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of the Fund. The Fund is diversified. The Fund’s prospectus provides a description of the Fund’s investment objectives, policies and strategies. The Trust has five additional series, the financial statements of which are presented separately.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund.

Use of Estimates in the Preparation of Financial Statements – The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The Fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation – Except as described below, securities listed on a securities exchange (except the NASDAQ Stock Market (“NASDAQ”)) or Over-the-Counter (“OTC”) for which market quotations are available are valued at the last reported sale price as of the close of trading on each business day, or, if there is no such reported sale, at the last reported bid price for long positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. Securities listed on multiple exchanges or OTC markets are valued on the exchange or OTC market considered by the Fund to be the primary market. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent pricing agent, the Fund seeks to obtain a bid price from at least one independent broker. Investments in money market funds are valued daily at the net asset value per share.

Securities for which market prices are not “readily available” are valued in accordance with fair value pricing procedures approved by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value pricing procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value pricing procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When the Committee values a security in accordance with the fair value pricing procedures, the Committee

22	Causeway International Small Cap Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

will determine the value after taking into consideration relevant information reasonably available to the Committee.

The Fund uses a third party vendor to fair value certain non-U.S. securities if there is a movement in a designated exchange-traded fund that trades in the U.S. that exceeds thresholds established by the Committee. The vendor provides fair values for foreign securities based on factors and methodologies involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security and such fair values are applied by the administrator if a pre-determined confidence level is reached for the security.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of fair value hierarchy as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 — Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets which are not active, or prices based on inputs that are observable (either directly or indirectly); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 which fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Levels 1 and 2 occur primarily when foreign equity securities are fair valued by the Fund’s third party vendor using other observable market–based inputs in place of closing exchange prices due to events occurring after foreign market closures or when foreign markets are closed, and/or when adjustments are made to security values for “Foreign Line” securities using “Local Line” prices. Due to currency and ownership restrictions on foreign persons in certain countries, including without limitation Russia and Thailand, securities sometimes trade in a “foreign line” (designated for foreign ownership) and via a “local line” (shares traded locally and held by residents). Liquidity of shares held in the foreign line is more often limited that the local line. As the last traded price of a foreign line may not represent fair value, if the securities can readily be traded through a broker to access the local line, the securities may be priced using the last traded local line price.

As of and during the six months ended March 31, 2019, there were no changes to the Fund’s fair value methodologies.

Federal Income Taxes – The Fund intends to continue to qualify as a regulated investment company under

Causeway International Small Cap Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the “more likely-than-not” threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax years, as applicable), and on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended March 31, 2019, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any significant interest or penalties.

Security Transactions and Related Income – Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

Foreign Currency Translation – The books and records of the Fund are maintained in U.S. dollars on the following basis:

(1) the market value or fair value of investment securities, assets and liabilities is converted at the current rate of exchange; and

(2) purchases and sales of investment securities, income and expenses are converted at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Foreign Currency Exchange Contracts – When the Fund purchases or sells foreign securities, it enters into corresponding foreign currency exchange contracts to settle the securities transactions. Losses from these foreign exchange transactions may arise from changes in the value of the foreign currency between trade date and settlement date or if the counterparties do not perform under the contract’s terms.

Expense/Classes – Expenses that are directly related to one Fund of the Trust are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Fund and the other series of the Trust on the basis of relative daily net assets. Class specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non-class specific expenses are allocated to the respective classes on the basis of relative daily net assets.

Dividends and Distributions – Dividends from net investment income, if any, are declared and paid on an annual basis. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

24	Causeway International Small Cap Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

Redemption Fee – The Fund currently imposes a redemption fee of 2% on the value of capital shares redeemed by shareholders less than 60 days after purchase. The redemption fee also applies to exchanges from the Fund. The redemption fee is paid to the Fund. The redemption fee does not apply to shares purchased through reinvested distributions or shares redeemed through designated systematic withdrawal plans. The redemption fee does not normally apply to accounts designated as omnibus accounts with the transfer agent. These are arrangements through financial intermediaries where the purchase and sale orders of a number of persons are aggregated before being communicated to the Fund. However, the Fund may seek agreements with these intermediaries to impose the Fund’s redemption fee or a different redemption fee on their customers if feasible, or to impose other appropriate restrictions on excessive short-term trading. The officers of the Fund may waive the redemption fee for shareholders in asset allocation and similar investment programs believed not to be engaged in short-term market timing, including for holders of shares purchased by Causeway Capital Management LLC (the “Adviser”) for its clients to rebalance their portfolios. For the six months ended March 31, 2019, the Institutional Class and Investor Class did not retain redemption fees. The redemption fee is expected to be removed, effective October 1, 2019.

3.	Investment Advisory, Administration, Shareholder Service and Distribution Agreements

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser is entitled to a monthly fee equal to an annual rate of 1.00% of the Fund’s average daily net assets. The Adviser has contractually agreed through January 31, 2020 to waive its fee and, to the extent necessary, reimburse the Fund to keep total annual fund operating expenses (excluding brokerage fees and commissions, interest, taxes, shareholder service fees, fees and expenses of other funds in which the Fund invests, and extraordinary expenses) from exceeding 1.15% of Institutional Class and Investor Class average daily net assets. For the six months ended March 31, 2019, the Adviser waived $95,690 of its advisory fee. The expense waivers and reimbursements are not subject to recapture.

The Trust and SEI Investments Global Funds Services (the “Administrator”) have entered into an Administration Agreement. Under the terms of the Administration Agreement, the Administrator is entitled to an annual fee which is calculated daily and paid monthly based on the aggregate average daily net assets of the Trust subject to a minimum annual fee.

The Trust has adopted a Shareholder Service Plan and Agreement for Investor Class shares that allows the Trust to pay broker-dealers and other financial intermediaries a fee of up to 0.25% per annum of average daily net assets for services provided to Investor Class shareholders. For the six months ended March 31, 2019, the Investor Class paid 0.25% annualized of average daily net assets under this plan. (See Statement of Operations – Shareholder Service Fees – Investor Class, Note 1.) The Trust and SEI Investments Distribution Co. (the “Distributor”) have entered into a Distribution Agreement. The Distributor receives no fees from the Fund for its distribution services under this agreement.

The officers of the Trust are also officers or employees of the Administrator or Adviser. They receive no fees for serving as officers of the Trust.

Causeway International Small Cap Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

As of March 31, 2019, approximately $19.939 million of net assets were held by investors affiliated with the Adviser.

4.	Investment Transactions

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments, during the six months ended March 31, 2019, for the Fund were as follows (000):

Purchases	Sales
$43,077	$17,379

5.	Risks of Foreign and Small Cap Investing

Because the Fund invests most of its assets in foreign securities, the Fund is subject to further risks. For example, the value of the Fund’s securities may be affected by social, political and economic developments and U.S. and foreign laws relating to foreign investments. Further, because the Fund invests in securities denominated in foreign currencies, the Fund’s securities may go down in value depending on foreign exchange rates. Other risks include trading, settlement, custodial, and other operational risks; withholding or other taxes; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign securities less liquid, more volatile and harder to value than U.S. securities. These risks are higher for emerging markets investments.

The Fund invests a significant portion of its assets in the securities of smaller capitalization companies. Investments in smaller companies involve additional risks and typically exhibit higher volatility. The values of securities of smaller, less well-known companies can be more sensitive to, and react differently to, company, political, market, and economic developments than the market as a whole and other types of securities. Smaller companies can have more limited product lines, markets, growth prospects, depth of management, and financial resources, and these companies may have shorter operating histories and less access to financing, creating additional risk. Further, smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans that have floating rates. Because of these and other risks, securities of smaller capitalization companies tend to be more volatile and less liquid than securities of medium and larger capitalization companies. During some periods, securities of smaller capitalization companies, as an asset class, have underperformed the securities of larger capitalization companies.

6.	Federal Tax Information

The Fund is classified as a separate taxable entity for Federal income tax purposes. The Fund intends to continue to qualify as a separate “regulated investment company” under Subchapter M of the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that dividends from net investment income and distributions from net realized capital gains exceed amounts reported in the financial statements, such amounts are reported separately.

The Fund may be subject to taxes imposed by countries in which it invests in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Fund accrues such taxes when the related income is earned. Dividend and interest income is recorded net of non-U.S. taxes paid.

26	Causeway International Small Cap Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. The character of distributions made during the year from net investment income or net realized gains, and the timing of distributions made during the year may differ from those during the year that the income or realized gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

The tax character of dividends and distributions declared during the fiscal years ended September 30, 2018 and September 30, 2017 were as follows (000):

	Ordinary Income	Long-Term Capital Gain	Total
2018	$577	$418	$995
2017	244	—	244

As of September 30, 2018, the components of accumulated losses on a tax basis were as follows (000):

Undistributed Ordinary Income	$895
Post October Losses	(517)
Unrealized Depreciation	(236)
Other Temporary Differences	2

Total Distributable Earnings	$144

The Fund is permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses.

For the fiscal year ended September 30, 2018, the Fund did not use any capital loss carryforwards. At March 31, 2019, the total cost of investments for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments for the Fund were as follows (000):

Federal Tax Cost	Appreciated Securities	Depreciated Securities	Net Unrealized Depreciation
$62,812	$3,731	$(4,624)	$(893)

7.	Capital Shares Issued and Redeemed (000)

	Six Months Ended March 31, 2019 (Unaudited)		Fiscal Year Ended September 30, 2018
	Shares	Value	Shares	Value
Institutional Class
Shares Sold	2,487	$26,766	2,184	$28,664
Shares Issued in Reinvestment of Dividends and Distributions	95	946	71	908
Shares Redeemed	(59)	(666)	(222)	(2,768)

Increase in Shares Outstanding Derived from Institutional Class Transactions	2,523	27,046	2,033	26,804

Causeway International Small Cap Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

	Six Months Ended March 31, 2019 (Unaudited)		Fiscal Year Ended September 30, 2018
	Shares	Value	Shares	Value
Investor Class
Shares Sold	81	$905	211	$2,779
Shares Issued in Reinvestment of Dividends and Distributions	6	64	7	87
Shares Redeemed	(71)	(768)	(88)	(1,136)

Increase in Shares Outstanding Derived from Investor Class Transactions	16	201	130	1,730

Net Increase in Shares Outstanding from Capital Share Transactions	2,539	$27,247	2,163	$28,534

8.	Significant Shareholder Concentration

As of March 31, 2019, three of the Fund’s shareholders of record owned 91% of net assets in the Institutional Class. The Fund may be adversely affected when a shareholder purchases or redeems large amounts of shares, which may impact the Fund in the same manner as a high volume of redemption requests. Such large shareholders may include, but are not limited to institutional investors, and asset allocators who make investment decisions on behalf of underlying clients. Significant shareholder purchases and redemptions may adversely impact the Fund’s portfolio management and may cause the Fund to make investment decisions at inopportune times or prices or miss attractive investment opportunities. Such transactions may also increase the Fund’s transaction costs, accelerate the realization of taxable income if sales of securities result in gains, or otherwise cause the Fund to perform differently than intended.

9.	Indemnifications

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of his or her duties to the Fund.

Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

10.	Line of Credit

The Fund, along with certain other series of the Trust, is party to an agreement which enables it to participate in a $10 million secured committed revolving line of credit, with The Bank of New York Mellon which expires February 20, 2020. The proceeds from the borrowings, if any, shall be used to finance the Fund’s short-term general working capital requirements, including the funding of shareholder redemptions. Interest, if any, is charged to the Fund based on its borrowings during the period at the applicable rate plus 1.5%. The Fund is also charged a portion of a commitment fee of 0.175% per annum. As of March 31, 2019, there were no borrowings outstanding under the line of credit.

28	Causeway International Small Cap Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(concluded)

11.	Regulatory Matters

On August 17, 2018, the Securities and Exchange Commission adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates for registered investment companies were mainly focused on the presentation of distributable earnings, eliminating the need to present the components of distributable earnings on a book basis in the financial statements. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately. The disaggregated amounts from the prior fiscal year are broken out below if there were both distributions from net investment income and realized capital gains. Otherwise, the amount on the current Statement of Changes for the prior fiscal year end represents distributions of net investment income (000):

	Net Investment Income	Net Realized Gains	Total
Institutional Class	$(314)	$(594)	$(908)
Investor Class	$(29)	$(58)	$(87)
12.	Subsequent Events

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements, except for the following: The redemption fee is expected to be removed, effective October 1, 2019.

Causeway International Small Cap Fund	29

DISCLOSURE OF FUND EXPENSES (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. It is important for you to understand the impact of these costs on your investment returns.

Ongoing operating expenses are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (October 1, 2018 to March 31, 2019).

The table on the next page illustrates the Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that the Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare the Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess the Fund’s comparative cost by comparing the hypothetical result for the Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT the Fund’s actual return — the account values shown may not apply to your specific investment.

30	Causeway International Small Cap Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

(concluded)

	Beginning Account Value 10/01/18	Ending Account Value 3/31/19	Annualized Expense Ratios	Expenses Paid During Period*
Causeway International Small Cap Fund

Actual Portfolio Return
Institutional Class	$1,000.00	$927.80	1.15%	$5.53

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,019.20	1.15%	$5.79
Causeway International Small Cap Fund

Actual Portfolio Return
Investor Class	$1,000.00	$927.00	1.39%	$6.68

Hypothetical 5% Return
Investor Class	$1,000.00	$1,018.00	1.39%	$6.99

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the period since inception to period end.)

Causeway International Small Cap Fund	31

INVESTMENT ADVISER:

Causeway Capital Management LLC

11111 Santa Monica Boulevard

15th Floor

Los Angeles, CA 90025

DISTRIBUTOR:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

To determine if the Fund is an appropriate investment for you, carefully consider the Fund’s investment objectives, risk factors, charges and expenses before investing. Please read the summary or full prospectus carefully before you invest or send money. To obtain additional information including charges, expenses, investment objectives, or risk factors, or to open an account, call 1.866.947.7000, or visit us online at www.causewayfunds.com.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-947-7000; and (ii) on the Commission’s website at http://www. sec.gov.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, we will no longer mail paper copies of the shareholder reports of the Fund, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Trust’s website (www.causewayfunds.com/fund-documents), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or call 1-866-947-7000 (for accounts held directly with the Fund).

You may elect to continue to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you may inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting us at 1-866-947-7000. Your election to receive reports in paper will apply to all funds held with the Trust or through your financial intermediary.

CCM-SA-010-0500

Item 2.	Code of Ethics.

Not required for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not required for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not required for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to registrant because it is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6.	Schedule of Investments.

See Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to registrant because it is not a closed-end management investment company.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to registrant because it is not a closed-end management investment company.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to registrant because it is not a closed-end management investment company.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the registrant’s procedures by which shareholders may recommend nominees to the registrant’s board of trustees since the registrant’s last filing on Form N-CSR.

Item 11.	Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of

1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There has not been any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Items 13.	Exhibits.

(a)(1) Not required for semi-annual report.

(a)(2) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By	/s/ Turner Swan
Turner Swan, President

Date: June 7, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Turner Swan
Turner Swan, President

Date: June 7, 2019

By	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Treasurer

Date: June 7, 2019